Tax matters	12 Months Ended
Dec. 31, 2022
Tax matters
Tax matters

23.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2022	2021	2020
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	144,246	5,284	4,307
Adjustments in current income tax in respect of prior years	(5,681)	—	901
Total	138,565	5,284	5,208

Deferred tax
Origination and reversal of temporary differences	15,032	(9,954)	(20,961)
Impact of tax rate changes	460	—	—
Write-down of deferred tax assets	(1,448)	—	37,660
Adjustments in deferred tax in respect of prior years	(4,626)	108	32
Total	9,418	(9,846)	16,731
Income tax expense (benefit)	147,983	(4,562)	21,939

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted blended statutory tax rate is considered to be appropriate in estimating the Company’s expected tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2022, 2021, and 2020:

	2022	2021	2020
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	602,660	(119,936)	(222,420)
Adjustment for discontinued operations	—	—	(5,399)
Accounting profit/(loss) before income tax	602,660	(119,936)	(227,819)
At weighted statutory tax rate of 26% (2021: 19% and 2020: 24%)	157,620	(22,650)	(54,294)
Non-deductible income/ (expenses)	(5,920)	(11,399)	6,779
Differing territorial tax rates	591	2,603	3,064
Adjustments in respect of prior periods	1,368	—	(50)
Other items	7,539	27,884	70,123
Elimination of effect of interest in joint ventures	(913)	(782)	899
Other permanent differences	159	(673)	(389)
Incentives and deductions	(11,740)	88	(2,456)
US State taxes	(721)	367	(1,737)
Income tax expense (benefit)	147,983	(4,562)	21,939

Other items mainly comprise unrecognized temporary differences for tax losses.

Deferred tax assets and liabilities

For the year ended December 31,2022:

	Opening	Recognized in		Write-down of	Exchange	Closing
	Balance	P&L	OCI	Deferred Tax Assets	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(451)	(14,014)	—	496	(9)	(13,978)
Provisions	21,672	9,090	(1,416)	9,347	(682)	38,011
Property, plant & equipment	(52,231)	3,920	—	(8,089)	1,670	(54,730)
Inventories	—	480	—	708	(2)	1,186
Tax losses	6,353	(5,894)	—	2,595	205	3,259
Incentives & credits	9,333	(254)	—	(8,542)	(505)	32
Partnership interest	(8,514)	—	—	8,514	—	—
Other	5,703	(2,746)	(666)	(4,425)	(364)	(2,498)
Total	(18,135)	(9,418)	(2,082)	604	313	(28,718)

For the year ended December 31, 2021:

	Opening	Prior Year	Recognized in	Reclassifications	Exchange	Closing
	Balance	Charge	P&L		Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(458)	21	(34)	—	20	(451)
Biological assets	(1)	—	1	—	—	—
Provisions	14,235	(7)	8,503	(986)	(73)	21,672
Property, plant & equipment	(48,263)	(585)	(7,481)	3,238	860	(52,231)
Inventories	64	—	(64)	—		—
Tax losses	9,525	—	1,491	(3,959)	(704)	6,353
Incentives & credits	1,426	—	7,906	—	1	9,333
Partnership interest	(8,983)	—	469	—	—	(8,514)
Other	4,674	—	(266)	1,256	39	5,703
Total	(27,781)	(571)	10,524	(451)	143	(18,135)

Presented in the statement of financial position as follows:

	2022	2021
	US$'000	US$'000
Deferred tax assets	44,644	45,246
Deferred tax liabilities	(73,362)	(63,381)
Offset between deferred tax assets and deferred tax liabilities	37,508	38,236
Total deferred tax assets due to temporary differences recognized in the statement of financial position	7,136	7,010
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(35,854)	(25,145)

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2022	2021
	US$'000	US$'000
Unused tax losses	587,495	624,635
Unused tax credits	6,761	8,487
Unrecognized deductible temporary differences	208,011	135,174
Total	802,267	768,296

In general terms, neither the NOLs nor the tax credits have an expiration date in the jurisdictions where they derive from.

Unused tax losses and unused tax credits have decreased in 2022 compared to 2021 because of the significant positive results obtained in all jurisdictions. Unrecognized deductible temporary differences have increased in 2022 compared to 2021 due to ordinary liquidation of the tax. Management has decided to book the respective deferred tax assets corresponding to the jurisdictions where taxable profit is expected to be generated in the short and mid-term.

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency, and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company's internal corporate governance procedures, including but not limited to its Code of Conduct

For further details please refer to the group's tax strategy which can be found here: http://investor.ferroglobe.com/corporate-governance.

The Group's tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified.